Liabilities arising from securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classification:
Financial Liabilities Measured at Fair Value in Income Held for Trading	R$ 5,985,593	R$ 8,921,518	R$ 7,459,784
Financial liabilities at amortized cost	124,397,422	107,120,875	79,036,792
Total	130,383,015	116,042,393	86,496,576
Type:
Real estate credit notes - LCI (1)	41,677,823	34,997,824	28,918,966
Eurobonds	13,612,088	14,508,126	12,952,068
Financial Bills (2)	22,729,058	33,713,048	25,074,264
Agribusiness credit notes - LCA	36,422,805	24,045,319	16,989,434
Secured Real Estate Notes (3)	15,941,241	8,778,076	2,561,845
Total	R$ 130,383,015	R$ 116,042,393	R$ 86,496,576